Restructuring, Impairment and Other Charges - Schedule of Changes in the Restructuring Reserve (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring Cost And Reserve [Line Items]
Balance at the beginning	$ 5.8	$ 6.2
Restructuring Charges	5.2	4.2	$ 2.8
Foreign Exchange and Other	(0.1)	(0.2)
Cash Paid	(5.5)	(4.4)
Balance at the end	5.4	5.8	6.2
Employee terminations
Restructuring Cost And Reserve [Line Items]
Balance at the beginning	0.9	0.1
Restructuring Charges	3.7	2.3
Foreign Exchange and Other	(0.1)	0.0
Cash Paid	(2.9)	(1.5)
Balance at the end	1.6	0.9	0.1
Lease terminations and other
Restructuring Cost And Reserve [Line Items]
Balance at the beginning	4.9	6.1
Restructuring Charges	1.5	1.9
Foreign Exchange and Other	0.0	(0.2)
Cash Paid	(2.6)	(2.9)
Balance at the end	$ 3.8	$ 4.9	$ 6.1